Land use right - Additional Information (Details) - Land [Member] - Mainland Of China [Member]	12 Months Ended
Dec. 31, 2024
Bottom of range [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Remaining lease period	30 years
Top of range [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Remaining lease period	40 years